Emissions Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of quantity of emissions rights allocated free of charge [Abstract]
Disclosure of Quantity of Emissions Rights Allocated Free of Charge
(1)	The quantity of emissions rights allocated free of charge for each implementation year as of December 31, 2024 are as follows:

(In tCO2-eQ)
	Quantities allocated in 2021	Quantities allocated in 2022	Quantities allocated in 2023	Quantities allocated In 2024	Quantities allocated in 2025	Total
Emissions rights allocated free of charge(*)	1,385,433	1,602,751	1,736,918	1,444,523	1,506,276	7,675,901

(*)	The changes in quantity due to additional allocation, cancellation of allocation and others are considered.

Disclosure of Changes in Emissions Rights Quantities
(2)	Changes in emissions rights quantities the Group held are as follows:

(In tCO2-eQ)
	Quantities allocated in 2022	Quantities allocated in 2023	Quantities allocated in 2024	Total
Beginning	—	306,575	414,356	720,931
Allocation at no cost	1,602,751	1,736,918	1,444,523	4,784,192
Purchase	213,609	(56,266)	27,288	184,631
Surrender or shall be surrendered	(1,515,595)	(1,572,871)	(1,687,118)	(4,775,584)
Borrowed	5,810	—	—	5,810

Ending	306,575	414,356	199,049	919,980